Financial Assets And Financial Liabilities - Summary of Current and non-current financial assets (Details) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Financial Assets And Liabilities [Abstract]
Customer sales and services	€ 34,288,327	€ 22,527,376		€ 7,872,189		€ 3,659,972
Other receivables	84,905	6,922		516,834
Loans to employees	0	2,222		119,538
Loans granted to Joint Venture	1,330,499	685,048
Receivables from Joint Venture	537,310	535,268		475,565
Trade And Other Financial Receivables	36,241,040	23,756,836		8,984,126
Loans granted to Joint Venture	70,000	565,873		474,174
Guarantee deposit	769,836	733,446		390,598
Non-current financial assets	839,836	1,299,319		864,772
Guarantee deposit	629,606	482,113		118,945
Financial investments	6,639,630	57,191,545		239,379
Other current financial assets	7,269,236	57,673,658		358,324	[1]
Cash and cash equivalents	119,875,344	113,865,299	€ 26,558,080	22,338,021	[1],[2]	€ 6,447,332	[2]	€ 2,286,852
Total Non-current	839,836	1,299,319		864,772	[1]
Total Current	€ 163,385,620	€ 195,295,793		€ 31,680,471

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.
[2]	Restated amounts. Certain amounts included in the consolidated statements of cash flows for the year ended 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.